Shareholders' equity (Details Narrative) - BRL (R$)		12 Months Ended
	Jul. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jul. 29, 2020
IfrsStatementLineItems [Line Items]
Number of share issued		2,420,804,398	2,420,804,398
Number of shares authorised	42,296,789,606	4,450,000,000		422,967,896	357,379
Reverse split ratio	100
Description of increase share capital		the amount of R$ 1,719defined in the incorporation protocol was approved at an ordinary and Extraordinary General Meeting, which was represented by R$ 13,477,891
Description of legal reserve percentage		It refers to the allocation of 5% of the net profit for the year ended December 31 of each year, until the Reserve equals 20% of the share capital, excluding from 2018 the balance allocated to the reserve of tax incentives. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the share capital.
Accumulated amount of benefits		R$ 1,958,301	R$ 1,781,560
Mandatory dividend percentage		25.00%
Dividend payables		R$ 533,580,000	538,576,000
Unpaid return on equity		49,955	R$ 43,026
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Dividend payables		533,580
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Addition amount paid		R$ 483,625,000